Cover	Aug. 16, 2021
Cover [Abstract]
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 16, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-54030
Entity Tax Identification Number	74-3262176
Entity Address Address Line 1	5501 LBJ Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	866
Local Phone Number	351-5907
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false